Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 23,152,014	$ 23,843,798	$ 19,460,883
Investments in U.S. Treasury Bills (available-for-sale)			14,477,726
Prepaid and other current assets	569,527	204,392	102,526
Total current assets	23,721,541	24,048,190	34,041,135
Operating lease right-of-use asset, net	357,278	406,726	80,789
Intangible assets, net	235,685	407,718	637,095
Goodwill	345,711	345,711	345,711
TOTAL ASSETS	24,660,215	25,208,345	35,104,730
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,475,840	3,586,912	3,476,259
Other current liabilities			48,385
Current portion of operating lease liability	70,713	60,343	44,909
Current portion of notes payable, net of financing cost, unearned premium and discount of $701,210 at June 30, 2024		5,701,210	9,105,074
Warrant liability		3,771	894,280
Embedded derivative liability			925,762
Total current liabilities	2,546,553	9,352,236	14,494,669
Operating lease liability, net of current portion	295,717	349,894	42,505
Note payable, net of current portion, financing cost, unearned premium and discount of $0 and $227,268 at June 30, 2024 and June 30, 2023, respectively.			5,227,270
TOTAL LIABILITIES	2,842,270	9,702,130	19,764,444
STOCKHOLDERS' EQUITY:
Preferred stock; $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.0001 par value; 800,000,000 shares authorized at March 31, 2025 and June 30, 2024; 18,545,735 shares issued of which 18,517,376 shares are outstanding at March 31, 2025; and 6,216,398 shares issued of which 6,190,072 shares outstanding at June 30, 2024	7,463	6,229	3,643
Additional paid in capital	370,465,616	349,732,674	316,385,759
Accumulated other comprehensive income			176,591
Accumulated deficit	(348,655,105)	(334,232,661)	(301,225,705)
Treasury stock	(29)	(27)	(2)
Total stockholders' equity	21,817,945	15,506,215	15,340,286
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,660,215	$ 25,208,345	$ 35,104,730